Deferred Payment Receivable	12 Months Ended
Dec. 31, 2018
Disclosure of deferred payment receivable [Abstract]
Deferred Payment Receivable
Note 12 – Deferred Payment Receivable

	As at December 31,
	2018	2017
	$ Thousands
Deferred payment receivable	189,166	175,000

As part of the sale of IC Power’s Latin America businesses, proceeds from ISQ include a four-year deferred payment obligation accruing 8% interest per annum, payable in kind. The Group has performed an assessment and concluded that no expected credit loss provision is required.